Distribution of Profits (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Distribution of Profits [Line Items]
Statutory reserves			¥ 23,216
Subsidiaries and VIEs [Member]
Distribution of Profits [Line Items]
Ownership percentage	50.00%	50.00%
PRC [Member] | Subsidiaries and VIEs [Member]
Distribution of Profits [Line Items]
Ownership percentage	10.00%	10.00%